INCOME TAX (Narrative) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate			24.00%	24.00%	25.00%	26.50%
Carried forward tax losses			$ 34,000
Unrecognized deferred tax assets			36,037		$ 30,673
Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward tax losses			$ 4,000
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%
Carried forward tax losses | ₪				₪ 119,000
NIS [Member] | Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward tax losses | ₪				₪ 13,800
NIS [Member] | Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		23.00%	24.00%	24.00%